                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 16th Floor
                               New York, New York 10281-1008

Randy Legg
Vice President &
   Assistant Counsel

December 2, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:   Oppenheimer Multi-State Municipal Trust (the "Registrant")
            Reg. No. 33-30198; File No. 811-5867
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent that, with respect to the  Prospectuses  and Statements of Additional  Information
dated November 28,  2005, of the Registrant, on behalf of its series, Oppenheimer New Jersey
Municipal Fund, Oppenheimer  Pennsylvania Municipal Fund, and Rochester National Municipals,
no changes  were made to the  Prospectuses  and the  Statements  of  Additional  Information
contained in Post-Effective  Amendment No. 32 to the Registrant's  Registration Statement on
Form N-1A,  which was filed  electronically  with the Securities and Exchange  Commission on
November 23, 2005.

                                    Sincerely,

                                    /s/ Randy Legg
                                    ---------------------------------------
                                    Randy Legg
                                    303.768.1026
                                    rlegg@oppenheimerfunds.com

cc:  Douglas E. McCormack, Mayer, Brown, Rowe & Maw LLP
     Nicholas A. Austin, KPMG LLP
     Gloria LaFond
     Nancy S. Vann